Unaudited condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the period	$ 12,130	$ 16,911
Capital expenditures included in liabilities at the end of the period - Right-of-use assets	169	169
Equity raising costs included in liabilities at the end of the period		283
Loan issuance costs included in liabilities at the end of the period	211	712
Dividend declared included in liabilities at the end of the period	2,516
Liabilities related to leases at the end of the period		$ 3
Non-cash prepayment of lease payments	26,557
Capitalized imputed interest included in long-term liabilites	$ 1,198